MUSIC INVENTORY	6 Months Ended
Nov. 30, 2022
Inventory Disclosure [Abstract]
MUSIC INVENTORY

NOTE 2 – MUSIC INVENTORY

Music inventory consisted of the following:

	November 30, 2022	May 31, 2022
Digital music acquired for use in operations – at cost	$21,648	$21,648
Accumulated depreciation	(20,259)	(19,481)
Music inventory – net	$1,389	$2,167

The Company purchases digital music to broadcast over the radio and internet. During the six months ended November 30, 2022, the Company purchased $-0- worth of music inventory. For the six months ended November 30, 2022 and 2021, depreciation of music inventory was $778 and $1,364, respectively.